Allowance for Losses on Loans - Internally Assigned Grade (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 9,823,270	$ 8,882,920
Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	9,493,987	8,409,022
Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	166,293	184,188
Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	87,081	76,507
Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	75,909	213,203
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,700,782
Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,651,845	5,560,203
Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	200,508
Construction - speculative | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	200,509	140,060
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	396,309
Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	396,307	385,824
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	98,282
Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	94,208	77,832
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	106,813
Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	103,989	108,623
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,129,437
Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,125,722	917,286
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,186,551
Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	986,270	591,336
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	657,580
Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	612,836	379,226
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	149,527
HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	127,646	116,042
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	197,481
Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	194,655	132,590
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 9,605,919	$ 8,558,800
Grade as percentage of total gross assets	97.80%	96.40%
Pass | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 9,333,233	$ 8,205,380
Pass | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	149,891	156,954
Pass | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	61,019	61,332
Pass | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	61,776	135,134
Pass | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,558,700	5,426,895
Pass | Construction - speculative | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	197,935	134,950
Pass | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	396,307	385,824
Pass | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	89,656	71,692
Pass | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	103,569	108,013
Pass | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,118,673	912,728
Pass | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	971,510	557,914
Pass | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	575,034	359,221
Pass | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	127,398	115,794
Pass | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	194,451	132,349
Special mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 6,721	$ 38,675
Grade as percentage of total gross assets	0.10%	0.40%
Special mention | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 6,721	$ 19,504
Special mention | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	16,213
Special mention | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	2,143
Special mention | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	815
Special mention | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	2,793
Special mention | Construction - speculative | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	865	0
Special mention | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,360	1,971
Special mention | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,496	14,740
Special mention | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 210,630	$ 284,862
Grade as percentage of total gross assets	2.10%	3.20%
Substandard | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 154,033	$ 184,138
Substandard | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	16,402	10,963
Substandard | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	26,062	13,032
Substandard | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,133	76,729
Substandard | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	93,145	130,515
Substandard | Construction - speculative | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,574	5,110
Substandard | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,552	6,140
Substandard | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	420	610
Substandard | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,184	4,558
Substandard | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,400	31,451
Substandard | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	36,306	5,265
Substandard | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	248	248
Substandard | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	204	241
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 583
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Doubtful | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	58
Doubtful | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	525
Doubtful | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Construction - speculative | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Grade as percentage of total gross assets	0.00%	0.00%
Loss | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Loss | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Construction - speculative | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0